ACCOUNT RECEIVABLES	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
ACCOUNT RECEIVABLES
NOTE 8 - ACCOUNT RECEIVABLES

NOTE 8 - ACCOUNT RECEIVABLES

As of June 30, 2021, account receivables consist of the following:

	June 30, 2021	December 31, 2020
Services fee receivable	$4,151,236	$2,609,520
	$4,151,236	$2,609,520

Account receivables is related to the services fee receivable from third party customers.

NOTE 6 - ACCOUNT RECEIVABLES

As of December 31, 2020, account receivables consist of the following:

	December 31, 2020	December 31, 2019
Account Receivables	$2,609,520	-

 Account receivables-Third parties is related to the services fee receivable from a third party customer.